Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2019
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Strategic Value Dividend Fund (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares (A), Class C Shares (C), Institutional Shares (IS) and Class R6 Shares (R6). You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds. More information about these and other discounts is available from your financial professional, in the "What Do Shares Cost?" section of the Prospectus on page 13 and in "Appendix B" to this Prospectus. If you purchase the Fund's IS and R6 shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2021
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	fef_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the "Termination Date"): (a) January 1, 2021; or (b) the date of the Fund's next effective Prospectus.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	If you purchase the Fund's IS and R6 shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in high dividend-paying common stocks with dividend growth potential. The Fund generally invests in large-cap or mid-cap stocks (which are generally defined as of the date of this prospectus as stocks of companies with market capitalizations $10 billion and $3 billion, respectively) of U.S. issuers, and may also hold foreign stocks including depositary receipts. The Fund may also invest in real estate investment trusts. The Fund's investment adviser ("Adviser") believes a strategic emphasis on high dividend-paying stocks can enhance performance over time. In addition, the Adviser seeks to enhance investment results by focusing on stocks with both the potential for future dividend growth and current dividend-oriented characteristics. The Adviser believes that this is achievable while targeting less risk than the broader market.

The Adviser's security selection process involves prioritizing stocks based on appropriate fundamental criteria. Those companies that rank as highly attractive in the prioritization process are closely scrutinized for inclusion in the portfolio using bottom-up fundamental proprietary research. The Fund may use derivative contracts, such as forward contracts, to manage or hedge the Fund's currency exposure. There can be no assurance that the Fund's use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund's 80% policy (as described below) and are calculated at market value.

		The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in dividend-paying securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying securities.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Large-Cap Company Risk. The Fund may invest in large capitalization (or "large-cap") companies. In addition, large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund's portfolio, performance and Share price.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets.  Economic, political and financial conditions, or industry or economic trends and developments. may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Risk Related to Investing for Dividend Income. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend-paying stocks are typically less volatile than non-dividend-paying stocks. Accordingly, the Fund's performance may lag behind the general market when dividend-paying stocks are out of favor.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Depositary Receipts and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, whether in the United States or in foreign local markets, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Sector Risk. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Liquidity Risk. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Real Estate Investment Trust Risk. Real estate investment trusts (REITs) carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
  Risk of Investing in Derivative Contracts. Derivative contracts involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts may also involve other risks described in this Prospectus, such as stock market, currency and liquidity risks.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this prospectus. For example, proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
		The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's IS class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Strategic Value Dividend Fund - IS Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's IS class total return for the nine-month period from January 1, 2019 to September 30, 2019, was 14.02%.

		Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 13.38% (quarter ended September 30, 2010). Its lowest quarterly return was (15.10)% (quarter ended March 31, 2009).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantage investment plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Fund's IS class, and after-tax returns for A and C classes will differ from those shown for the Fund's IS class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund's R6 class commenced operations on June 29, 2016. For the periods prior to the commencement of operations of the Fund's R6 class, the performance information shown below is for the Fund's IS class adjusted to remove any voluntary waiver of Fund expenses related to the Fund's IS class that may have occurred during the periods prior to the commencement of operations of the Fund's R6 class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund's IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the Fund's IS class, and after-tax returns for A and C classes will differ from those shown for the Fund's IS class. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantage investment plans.

		(For the Period Ended December 31, 2018)
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 664
3 Years	rr_ExpenseExampleYear03	904
5 Years	rr_ExpenseExampleYear05	1,163
10 Years	rr_ExpenseExampleYear10	1,903
1 Year	rr_ExpenseExampleNoRedemptionYear01	664
3 Years	rr_ExpenseExampleNoRedemptionYear03	904
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,903
1 Year	rr_AverageAnnualReturnYear01	(13.57%)
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	8.79%
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	$ 297
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
1 Year	rr_AverageAnnualReturnYear01	(10.02%)
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | IS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	515
10 Years	rr_ExpenseExampleYear10	1,143
1 Year	rr_ExpenseExampleNoRedemptionYear01	95
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	515
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
2009	rr_AnnualReturn2009	11.88%
2010	rr_AnnualReturn2010	11.18%
2011	rr_AnnualReturn2011	14.96%
2012	rr_AnnualReturn2012	6.92%
2013	rr_AnnualReturn2013	21.93%
2014	rr_AnnualReturn2014	11.54%
2015	rr_AnnualReturn2015	3.87%
2016	rr_AnnualReturn2016	10.39%
2017	rr_AnnualReturn2017	15.14%
2018	rr_AnnualReturn2018	(8.21%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's IS class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.10%)
1 Year	rr_AverageAnnualReturnYear01	(8.21%)
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	9.68%
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	477
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,061
1 Year	rr_AverageAnnualReturnYear01	(8.19%)
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	9.58%
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | Return After Taxes on Distributions | IS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.53%)
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | Return After Taxes on Distributions and Sale of Fund Shares | IS
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.21%)
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	7.80%
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[3]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[3]
Class A C IS and R6 Shares | Federated Strategic Value Dividend Fund | Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.94%)	[4]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[4]
10 Years	rr_AverageAnnualReturnYear10	12.26%	[4]

[1]	The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur and pay a Distribution (12b-1) Fee of up to a maximum amount of 0.05%. No such fee is currently incurred and paid by the A class of the Fund. The A class of the Fund will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Fund's Board of Trustees (the "Trustees").
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2021; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[3]	The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[4]	The Dow Jones U.S. Select Dividend Index aims to represent U.S. leading stocks by dividend yield. One hundred stocks are selected to the index by dividend yield, subject to screens for dividend-per-share growth rate, dividend payout ratio and average daily dollar trading volume. Components are weighted by indicated annual dividend.